CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY		Dec. 31, 2011 Intangible assets USD ($)	Dec. 31, 2011 Intangible assets CNY	Dec. 31, 2011 Other assets USD ($)	Dec. 31, 2011 Other assets CNY	Dec. 31, 2011 Premium content licensed USD ($)	Dec. 31, 2011 Premium content licensed CNY	Dec. 31, 2010 Premium content licensed CNY	Dec. 31, 2009 Premium content licensed CNY	Dec. 31, 2011 Content produced USD ($)	Dec. 31, 2011 Content produced CNY	Dec. 31, 2010 Content produced CNY	Dec. 31, 2011 Equipment USD ($)	Dec. 31, 2011 Equipment CNY	Dec. 31, 2010 Equipment CNY	Dec. 31, 2009 Equipment CNY
Cash flows from operating activities
Net loss	$ (81,215,425)	(511,161,766)	(347,399,837)	(144,777,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of equipment	4,705,285	29,614,603	20,681,661	19,629,792
Provision for doubtful accounts	7,015,537	44,155,087	7,500,531	3,515,026
Write-down of the content licensed			10,712,277	1,904,074
Share-based compensation	16,688,340	105,034,741	104,576,369	11,522,350
Impairment of equipments				2,372,289	[1]
Interest expense for the accretion of the convertible loan			10,249,998
Beneficial conversion charge on convertible loan			10,966,998
Fair value changes in warrant liabilities	18,070,285	113,732,565	124,680,060
Foreign exchange loss/(gain)	2,460,517	15,486,249	10,957,198	(3,610,023)
Changes in operating assets and liabilities:
Accounts receivables	(6,502,474)	(40,925,924)	(179,425,363)	(50,920,073)
Prepayments and other current assets	(537,910)	(3,385,554)	(18,169,499)	1,538,034
Content produced	(1,424,317)	(8,964,506)	(8,149,000)
Other assets			(4,353,859)
Other long-term receivables	(1,588,840)	(10,000,000)
Accounts payable	6,431,620	40,479,974	45,929,468	9,592,292
Business taxes payable	2,618,725	16,481,993	15,804,442	4,229,425
Other payables and accruals	16,777,581	105,596,416	70,859,585	42,199,205
Amortization						56,490	355,545	22,619	142,361	15,498,566	97,546,423	24,209,941	8,006,828	1,161,839	7,312,500	1,586,500
Net cash provided by / (used in) operating activities	238,438	1,500,707	(98,782,530)	(94,797,934)
Cash flows from investing activities
Purchase of equipment	(10,866,460)	(68,392,412)	(27,595,513)	(24,736,361)
Purchase of intangible assets	(780,504)	(4,912,419)	(1,626,290)
Advance payment for premium content to be licensed	(22,680,739)	(142,750,301)
Cash paid for content licensed	(40,423,124)	(254,419,098)	(68,167,754)	(9,910,902)
Cash received from maturity of short-term investment	927,445	5,837,246	84,211,616	11,312,175
Cash paid for short-term investments			(5,837,246)	(84,211,616)
Net increase in restricted cash	(4,855,450)	(30,559,719)	(66,227,000)
Net cash used in investing activities	(78,678,832)	(495,196,703)	(85,242,187)	(107,546,704)
Cash flows from financing activities
Proceeds from issuance of the redeemable convertible preferred shares			236,434,080
Cash received from short-term loan	8,364,211	52,643,510	81,243,510
Cash paid for the repayment of short-term loan	(4,852,875)	(30,543,510)	(20,000,000)
Cash received from issuance of convertible loan			102,394,500
Cash received from exercise of warrants	25,488,734	160,423,540
Cash received from public offering	152,748,136	961,381,493
Cash paid for public offering costs	(4,110,823)	(25,873,110)	(3,973,818)
Net cash provided by financing activities	177,637,383	1,118,031,923	396,098,272
Net increase/(decrease) in cash	99,196,989	624,335,927	212,073,555	(202,344,638)
Cash and cash equivalents at beginning of year	41,810,447	263,150,775	62,034,418	260,769,033
Effect of foreign exchange rate change on cash	(2,460,517)	(15,486,249)	(10,957,198)	3,610,023
Cash and cash equivalents at end of year	138,546,919	872,000,453	263,150,775	62,034,418
Supplementary Disclosure of Cash Flow Information
Cash paid for income taxes
Cash paid for interest	746,617	4,699,135	2,081,693
Supplementary Disclosure of Non-cash Investing and Financial Activities
Unpaid deferred expenses/payables related to the initial public offering			9,822,804
Conversion of the convertible loan to redeemable convertible preferred shares			102,394,500
Conversion of preferred shares to Class B Ordinary Shares	148,073,825	931,961,850
Cashless conversion of Series E preferred shares (resulting from the exercise of warrant) to Class B Ordinary Shares	42,544,714	267,772,176
Capitalized expenses related to public offering prepaid in prior year	631,376	3,973,818
Payables										$ 4,190,892	26,377,055	10,630,443	1,088,250				$ 1,865,822	11,743,300	8,139,022	7,211,162

[1]	Share-based compensation was allocated in cost of revenue and operating expenses as follows: Cost of revenues 1,875,564 14,133,016 14,177,071 2,252,510 Sales and marketing expenses 3,491,755 31,025,332 39,474,846 6,271,921 General and administrative expenses 6,155,031 59,418,021 51,382,824 8,163,909